Debt and Derivative Instruments	9 Months Ended
Sep. 30, 2022
Debt Disclosure [Abstract]
Debt and Derivative Instruments
(8)	Debt and Derivative Instruments

Debt

The following represents the Company’s debt obligations, net of unamortized costs as of September 30, 2022 and December 31, 2021:

Secured Debt Facilities, Revolving Credit Facilities, Term Loan and Bonds Payable	September 30, 2022		December 31, 2021
	Outstanding	Average Interest	Outstanding	Average Interest	Final Maturity
TL Revolving Credit Facility	$1,423,771	4.47%	$1,059,950	1.60%	August 2027
TL 2019 Term Loan	129,281	3.50%	137,513	3.50%	December 2026
TL 2021-1 Term loan	61,135	2.65%	65,131	2.65%	February 2028
TL 2021-2 Term Loan	194,198	2.90%	204,712	2.90%	October 2028
TMCL II Secured Debt Facility (1)	1,286,913	4.69%	1,067,886	1.75%	November 2028
TMCL VII 2020-1 Bonds	342,679	3.05%	384,611	3.07%	August 2045
TMCL VII 2020-2 Bonds	487,180	2.26%	530,565	2.26%	September 2045
TMCL VII 2020-3 Bonds	179,575	2.15%	194,414	2.15%	September 2045
TMCL VII 2021-1 Bonds	474,334	1.72%	508,024	1.72%	February 2046
TMCL VII 2021-2 Bonds	571,969	2.27%	610,111	2.27%	April 2046
TMCL VII 2021-3 Bonds	542,412	1.98%	577,603	1.98%	August 2046
Total debt obligations (2)	$5,693,447		$5,340,520
Amount due within one year	$400,205		$380,207
(1)	Final maturity of the TMCL II Secured Debt Facility is based on the assumption that the facility will not be extended on its associated conversion date.

(2) The fair value of total debt based on the borrowing rates available to the Company was approximately $5,257,784 and $5,320,366 at September 30, 2022 and December 31, 2021, respectively, and was measured using Level 2 inputs.

The Company’s debt facilities are secured by specific pools of containers and related assets owned by the Company. The Company’s debt agreements contain various restrictive financial and other covenants, and the Company was in full compliance with these restrictive covenants at September 30, 2022.

In August 2022, TL entered into an amendment of the TL Revolving Credit Facility, which increased the aggregate commitment amount from $1,500,000 to $1,900,000, extended the maturity date to August 2027, and transitioned the benchmark interest rate to Secured Overnight Financing Rate (“SOFR”) due to the upcoming London InterBank Offered Rate (“LIBOR”) discontinuation. The applicable interest rate was amended to daily SOFR plus a spread of 1.475%, payable monthly in arrears.

As of September 30, 2022, the Company’s total commitment and outstanding borrowing, excluding unamortized debt costs, for the debt facilities amounted to $6,409,652 and $5,730,751, respectively. The Company’s debt facilities also contain borrowing base minimums that limits borrowing capacity. As of September 30, 2022, the amount in excess of the current borrowing base minimums was $241,042.

For further discussion on the Company’s debt instruments, please refer to Item 18, “Financial Statements – Note 8” in our 2021 Form 20-F.

Derivative Instruments and Hedging Activities

The Company has entered into several derivative agreements with several banks to reduce the impact of changes in interest rates associated with its variable rate debt. Interest rate swap agreements involve payments by the Company to counterparties at fixed rate interest payments in return for receipts based on floating-rate amounts. The Company has also utilized forward starting interest rate swap agreements to reduce the impact of interest rate changes on anticipated future debt issuances. The Company has also utilized interest rate cap agreements, which place a ceiling on the Company’s exposure to rising interest rates, to manage interest rate risk exposure.

The Company has utilized the income approach to measure at each balance sheet date the fair value of its derivative instruments on a recurring basis using observable (Level 2) market inputs. The Company presents the fair value of derivative instruments, which are inclusive of counterparty risk, on a gross basis as separate line items on the condensed consolidated balance sheets. As of September 30, 2022 and December 31, 2021, all of the Company’s interest rate swap agreements were designated for hedge accounting purposes. The change in fair value of derivative instruments that are designated as cash flow hedge for accounting purposes are initially reported in the condensed consolidated balance sheets as a component of “accumulated other comprehensive income” and reclassified to earnings in “interest expense, net” when realized.

The following table summarizes the Company’s interest rate swap contracts, which were all designated as cash flow hedges as of September 30, 2022:

Notional
Derivative instruments	amount
Interest rate swap contracts with several banks that were indexed to daily SOFR, with fixed rates between -0.02% and 3.84% per annum, amortizing notional amounts, with termination dates through May 30, 2031 (1)	$2,010,375
Total notional amount as of September 30, 2022	$2,010,375

(1)	As of September 30, 2022, the Company completed its amendment of all interest rate swap contracts which were related to the replacement of LIBOR to SOFR due to the reference rate reform.

In addition to the outstanding interest rate swap contracts with an aggregate notional amount of $2,010,375 as of September 30, 2022, the Company also has a forward starting interest rate swap contract. In February 2022, the Company entered into a forward starting interest rate swap contract with a bank that was indexed to daily SOFR upon amendment due to LIBOR transition and with an initial notional amount of $100,000. The Company pays a fixed rate at 1.96% and with an effective date of February 28, 2024 and termination date of February 28, 2034.  In September 2022, the Company entered into an interest rate cap contract with a bank for a notional amount of $100,000 with a fixed cap rate at 6.33% and with a termination date of March 31, 2023.

Over the next twelve months, the Company expects to reclassify an estimated net gain of $34,774 related to the designated interest rate swap agreements from “accumulated other comprehensive income (loss)” in the condensed consolidated statements of shareholders’ equity to “interest expense” in the condensed consolidated statements of operations.

The following table summarizes the pre-tax impact of derivative instruments on the condensed consolidated statements of operations during the three and nine months ended September 30, 2022 and 2021:

		Three Months Ended September 30,		Nine Months Ended September 30,
Derivative instruments	Financial Statement Line Item	2022	2021	2022	2021
Non-designated	Realized loss on financial instruments, net	$—	$4	$—	$5,408
Non-designated	Unrealized gain on financial instruments, net	$—	$43	$—	$5,220
Designated	Other comprehensive income	$54,227	$3,288	$143,327	$3,084
Designated	Interest income (expense)	$5,061	$(2,887)	$766	$(5,378)

For further discussion on the Company’s derivative instruments, please refer to Item 18, “Financial Statements – Note 9” in our 2021 Form 20-F.